Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Combined EPS – Basic
Net profit attributable to shareholders' equity	€ 3,121	€ 3,284
Average number of share units (millions of units)	2,618.7	2,619.0
Combined EPS – basic	€ 1.19	€ 1.25
Combined EPS – Diluted
Net profit attributable to shareholders' equity	€ 3,121	€ 3,284
Adjusted average number of share units (millions of units)	2,627.2	2,627.2
Combined EPS – diluted	€ 1.19	€ 1.25
Underlying EPS
Net profit attributable to shareholders' equity	€ 3,121	€ 3,284
Post tax impact of non-underlying items attributable to shareholders' equity	367	275
Underlying profit attributable to shareholders' equity	€ 3,488	€ 3,559
Adjusted average number of share units (millions of units)	2,627.2	2,627.2
Underlying EPS – diluted	€ 1.33	€ 1.35